Intangible Assets (Detail Textuals)			3 Months Ended			6 Months Ended	12 Months Ended
		Apr. 13, 2016 USD ($) Personnel shares	Sep. 30, 2017 USD ($)	Jun. 30, 2017 USD ($)	[2]	Jun. 30, 2017 USD ($) [2]	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2018 USD ($)	Dec. 07, 2017	Apr. 01, 2016 USD ($)
Intangible Assets [Line Items]
Cash consideration	[1]							$ 2,992,072
Restricted Shares granted in connection with acquisition of intangible								121,695
Impairment of other intangible assets (Note 8)				$ 63,621		$ 63,621	$ 216,468	2,018,628
Impairment loss recognized from intangible assets								496,467
Impairment Loss							(63,621)	(2,018,628)	$ (63,621)
Tiger Sports Media Limited | Securities Purchase Agreement
Intangible Assets [Line Items]
Percentage of ownership interest acquired										20.00%
Charter/ Cooperation agreements
Intangible Assets [Line Items]
Impairment loss recognized from intangible assets								$ 1,846,000
Patent
Intangible Assets [Line Items]
Impairment loss recognized from intangible assets							$ 63,621
Mr. Liu Changsheng | Workforce
Intangible Assets [Line Items]
Cash consideration		$ 187,653
Restricted shares granted in connection with acquisition of intangible assets (in shares) | shares		66,500
Restricted Shares granted in connection with acquisition of intangible		$ 121,695
Restriction period for restricted shares		6 months
Fair value of intangible assets											$ 3,655
Number Of Personnel | Personnel		10
Cash consideration due after signing of agreement, percentage		30.00%
Cash consideration due in 2 months, percentage		20.00%
Cash consideration due in 6 months, percentage		50.00%
Payment of default penalty		$ 129,180
Impairment of other intangible assets (Note 8)			$ 152,847
Intangible assets amortized period		3 years

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")
[2]	The above consolidated balance sheets present the Shanghai Guang Ming Investment Management Limited ("Guang Ming") acquired from Tianjin Sun Seven Stars Culture Development Co. Ltd. ("Tianjin") and Beijing Nanbei Huijin Investment Co. Ltd on April 4 2018 as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 4 "Acquisition")